Shareholders' Equity (Deficit) - Schedule of Stock Based Compensation Valuation Assumption (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Valuation assumption
Dividend yield	0.00%
Stock Option [Member]
Valuation assumption
Dividend yield	0.00%	0.00%
Volatility factor	173.00%	172.00%
Risk-free interest rate	1.40%	0.80%
Expected life (years)	5 years 8 months 12 days	5 years 3 months 18 days
Weighted-average fair value of options granted during the periods	$ 0.15	$ 0.14